FAIR VALUE MEASUREMENT	6 Months Ended
Jun. 30, 2020
Fair Value Disclosures [Abstract]
FAIR VALUE MEASUREMENT

NOTE 4:FAIR VALUE MEASUREMENT

The carrying amounts of financial instruments carried at cost, including cash and cash equivalents, short-term deposits, restricted cash, accounts receivable, prepaid expenses and other assets, accounts payable, accrued expenses and other liabilities, approximate their fair value due to the short-term maturities of such instruments.

The following table sets forth the Company’s assets that were measured at fair value as of June 30, 2020 and December 31, 2019, by level within the fair value hierarchy:

		Fair value measurements using input type
	Fair value hierarchy	December 31, 2019	June 30, 2020

Derivatives instruments	Level 2	$260	$210

Total assets		$260	$210